GOODWILL	12 Months Ended
Dec. 31, 2011
Goodwill Disclosure [Text Block]

9. GOODWILL

          Goodwill of US$135,651 as of December 31, 2011 represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired relating to the acquisition of Binglangjiang during 2007, the acquisitions of Yingchuan, Wuliting, Yuheng, Wangkeng, and Banzhu during 2008, the acquisitions of Shapulong and Ruiyang during 2009, the acquisitions of Husahe, Hengda, Xineng, Xiaopengzu and Jinling and its subsidiaries during 2010 and the acquisition of Dazhaihe during 2011 (Note 3), net of foreign currency translation adjustment. Goodwill is not deductible for tax purposes. In accordance with ASC 350-10, goodwill is not amortized but is tested for impairment at least annually.

          The changes in the carrying amount of goodwill by operating and reportable segments for the years ended December 31, 2010 and 2011 are as follows:

	Yunnan Province	Sichuan Province	Fujian Province	Zhejiang Province	Total

	US$	US$	US$	US$	US$

Balance as of December 31, 2009	2,881	—	65,001	39,942	107,824
Goodwill acquired during the year	15,656	—	9,341	—	24,997
Adjustments during measurement period	—	—	—	59	59
Foreign currency translation adjustment	499	—	2,016	1,240	3,755

Balance as of December 31, 2010, as adjusted	19,036	—	76,358	41,241	136,635

Goodwill acquired during the year	6,646	—	—	—	6,646
Reclassified to assets held for sale	—	—	(3,214)	—	(3,214)
Foreign currency translation adjustment	1,122	—	3,744	2,106	6,972
Impairment of goodwill	(5,260)	—	(6,128)	—	(11,388)

Balance as of December 31, 2011	21,544	—	70,760	43,347	135,651

          During the year ended December 31, 2011, the Company finalized the purchase price allocation for the acquisition of Jinling and its subsidiaries and retroactively adjusted the December 31, 2010 consolidated balance sheet to increase goodwill by US$1,416, other liabilities by US$625 and deferred tax assets by US$474, and to decrease other assets by US$1,265, as if they were recorded on the acquisition date of December 30, 2010 (Note 3 (d)).

          During the year ended December 31, 2011, due to the significant decline in its share price for a sustained period, the Company determined that there was an impairment indicator related to the carrying value of its goodwill. Thus, the Company performed the two-step goodwill impairment test on each of its reporting units.

          In estimating the fair value of each of the reporting units in the first step of the impairment test, significant management judgment was applied. The Company estimated the fair value of each of the reporting units using the income approach valuation methodology. The market-based valuation methodology is not considered as appropriate because of volatility of the general market condition as well as insufficient number of comparable companies. In using the income approach methodology of valuation, estimates to determine the fair value of the reporting units included management’s judgment related to forecasts of future operating results, discount rates and expected future growth rates. The underlying assumptions used in the first step of the impairment test considered the market capitalization as of December 31, 2011 as well as the current local operating environment in certain provinces in the PRC and its expected impact on the fair value of the reporting unit. The Company determined that the fair value of certain reporting units was less than their carrying value and performed the second step of the impairment test.

          The Company performed the second step of the impairment test to determine the implied fair value of goodwill for the reporting units with fair value less than carrying value. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit to all of the assets and liabilities including any unrecognized intangible assets of the reporting units. This implied fair value was compared to the carrying value of reporting unit goodwill to quantify the amount of impairment loss. For the year ended December 31, 2011, the Company recognized an impairment loss on goodwill of US$11,388.